Schedule of Investments

Quaker Impact Growth Fund
September 30, 2020 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 95.6%
Common Stocks — 91.0%

Communications — 20.3%
Broadcast Services/Program — 0.5%
Discovery Communications Inc. Cl A (a)	15,000	$ 326,550
E-Commerce/Products — 7.7%
Amazon.com Inc. (a)	1,470	4,628,633
Internet Content-Entertainment — 5.8%
Facebook Inc. Cl A (a)	11,000	2,880,900
Tencent Holdings Ltd. f	9,000	608,850
		3,489,750
Radio — 0.9%
Liberty Media Corp-Liberty SiriusXM Cl A (a)	17,200	570,524
Web Portals/Internet Service Providers — 5.4%
Alphabet Inc. Cl A (a)	1,102	1,615,091
Alphabet Inc. Cl C (a)	1,100	1,616,560
		3,231,651
Total Communications (Cost $7,870,636)		12,247,108

Consumer, Cyclical — 7.2%
Athletic Footwear — 0.5%
adidas AG -SP-ADR (a) f	2,000	326,260
Building-Residential/Commercial — 2.5%
Toll Brothers Inc.	31,000	1,508,460
Distribution/Wholesale — 1.3%
LKQ Corp. (a)	27,500	762,575
Retail-Automobile — 1.0%
Asbury Automotive Group Inc. (a)	6,000	584,700
Retail-Building Products — 0.7%
The Home Depot Inc.	1,435	398,514
Retail-Restaurants — 1.2%
Starbucks Corp.	8,844	759,876
Total Consumer, Cyclical (Cost $3,594,894)		4,340,385

Consumer, Non-cyclical — 22.1%
Brewery — 0.6%
Constellation Brands Inc.	2,000	379,020
Commercial Services — 1.1%
Quanta Services Inc.	12,500	660,750
Commercial Services-Financial — 2.6%
FleetCor Technologies Inc. (a)	2,500	595,250
PayPal Holdings Inc. (a)	4,998	984,756
		1,580,006
Diagnostic Equipment — 1.6%
Thermo Fisher Scientific Inc.	2,181	962,955
Drug Delivery Systems — 0.6%
Becton Dickinson and Co.	1,437	334,361
Medical Instruments — 1.5%
Edwards Lifesciences Corp. (a)	3,810	304,114
Intuitive Surgical Inc. (a)	854	605,947
		910,061
Medical Labs & Testing Services — 2.4%
Laboratory Corp. of America Holdings (a)	4,500	847,215
Quest Diagnostics Inc.	5,000	572,450
		1,419,665
Medical Products — 1.7%
The Cooper Cos. Inc.	1,479	498,600
LivaNova PLC (a) f	3,000	135,630
Stryker Corp.	1,956	407,572
		1,041,802
Medical-Biomedical/Genetics — 2.1%
Amgen Inc.	3,285	834,916
Regeneron Pharmaceuticals Inc. (a)	722	404,161
		1,239,077
Medical-Drugs — 3.9%
Bristol-Myers Squibb Co.	16,560	998,403
Merck & Co Inc.	12,000	995,400
Pfizer Inc.	10,000	367,000
		2,360,803
Medical-Health Maintenance Organization — 1.3%
Anthem Inc.	3,000	805,770
Medical-Wholesale Drug Distribution— 0.9%
GoodRx Holdings Inc. (a)	10,000	556,000
Pharmacy Services — 1.3%
Cigna Corp.	4,600	779,286
Rental Auto/Equipment — 0.5%
Aaron's Inc.	5,200	294,580
Total Consumer, Non-cyclical (Cost $10,948,173)		13,324,136

Energy — 2.2%
Energy-Alternate Sources — 1.3%
Enviva Partners LP	19,993	804,918
Pipelines — 0.9%
Crestwood Equity Partners LP	41,100	512,106
Total Energy (Cost $1,674,865)		1,317,024

Financial — 15.4%
Diversified Banking Institutions — 1.2%
JPMorgan Chase & Co.	7,750	746,093
Finance-Credit Card — 5.1%
Discover Financial Services	27,000	1,560,060
Visa Inc. Cl A	7,600	1,519,772
		3,079,832
Investment Management/Advisory Services — 4.5%
Ameriprise Financial Inc.	4,750	732,022
BlackRock Inc.	2,500	1,408,875
Raymond James Financial Inc.	7,885	573,713
		2,714,610
Multi-line Insurance — 0.9%
Chubb Ltd. f	4,500	522,540
Property/Casualty Insurance — 3.7%
Berkshire Hathaway Inc. Cl B (a)	8,000	1,703,520
Fidelity National Financial Inc.	15,000	469,650
Tiptree Inc.	11,000	54,450
		2,227,620
Total Financial (Cost $8,779,797)		9,290,695

Industrial — 1.1%
Instruments-Scientific — 1.1%
PerkinElmer Inc.	5,115	641,984
Total Industrial (Cost $398,034)		641,984

Technology — 19.9%
Applications Software — 6.9%
Microsoft Corp.	19,800	4,164,534
Computer Software — 0.6%
Akamai Technologies Inc. (a)	3,000	331,620
Computers — 8.6%
Apple Inc.	27,000	3,126,870
Dell Technologies Inc. (a)	30,000	2,030,700
		5,157,570
Data Processing/Management — 0.0%
ImageWare Systems Inc. (a)	125,000	15,000
Electronic Components-Semiconducters — 1.3%
NVIDIA Corp.	1,500	811,830
Electronic Forms — 1.7%
Adobe Inc. (a)	2,087	1,023,527
Enterprise Software/Services—0.8%
salesforce.com Inc. (a)	2,000	502,640
Total Technology (Cost $6,295,041)		12,006,721

Utilities — 2.8%
Electric-Generation — 1.1%
Brookfield Renewable Corp. f	2,569	150,543
Brookfield Renewable Partners LP f	10,276	540,004
		690,547
Electric-Integrated — 1.7%
NextEra Energy Inc.	3,700	1,026,972
Total Utilities (Cost $1,176,560)		1,717,519
Total Common Stocks
(Cost $40,738,000)		54,885,572

Real Estate Investment Trusts — 4.6%
Apartments — 1.9%
Independence Realty Trust Inc.	100,000	1,159,000
Diversified — 1.8%
American Tower Corp.	1,400	338,422
Equinix Inc.	990	752,529
		1,090,951
Mortgage — 0.4%
AGNC Investment Corp.	10,000	139,100
Starwood Property Trust Inc.	7,519	113,462
		252,562
Warehouse & Industrial — 0.5%
Rexford Industrial Realty Inc.	6,000	274,560
Total Real Estate Investment Trusts
(Cost $2,275,401)		2,777,073

Rights — 0.0%
Consumer, Non-cyclical — 0.0%
Medical Drugs — 0.0%
Bristol-Myers Squibb Co. (a)	3,500	7,875
Total Rights
(Cost $7,455)		7,875

Escrow Shares — 0.0%
Consumer, Cyclical — 0.0%
Airlines — 0.0%
AMR Corp. Escrow (a)*^	218,835	10,942
Total Escrow Shares
(Cost $24,536)		10,942
	Par Value
Escrow Notes — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
CB Trailer Bridge Inc. (Toys R Us) (a)+*^	$ 66,000	0
Total Escrow Notes
(Cost $65,792)		0
Total Long-Term Investments
(Cost $43,111,184)		57,681,462
	Number of Shares
Short-Term Investments— 5.0%
Money Market Fund — 5.0%
First American Government Obligations Fund, Cl X, 0.066% (b)	3,013,446	3,013,446
Total Money Market Fund
(Cost $3,013,446)		3,013,446
Total Investments
(Cost $46,124,630) — 100.6%		60,694,908
Liabilities in Excess of Other Assets, Net (0.6)%		(362,780)
Total Net Assets — 100.0%		$ 60,332,128

SP-ADR	Sponsored American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized 7 day yield as of September 30, 2020.
f	Foreign issued security.
+	Default Security.
*	Indicates an illiquid security. Total market value for illiquid securities is $10,942, representing 0.0% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $10,942, representing 0.0% of net assets and level 3 securities.

Quaker Impact Growth Fund
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 — Quoted prices in active markets for identical securities.

• Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy may include, but are not limited to, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

QUAKER IMPACT GROWTH FUND

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$54,885,572	$-	$-	$54,885,572
Real Estate Investment Trusts	2,777,073	-	-	2,777,073
Rights	7,875	-	-	7,875
Escrow Shares (1)	-	-	10,942	10,942
Escrow Notes (1)	-	-	0	0
Money Market Fund	3,013,446	-	-	3,013,446
Total Investments in Securities	$60,683,966	$-	$10,942	$60,694,908

(1) See the Quaker Impact Growth Fund's Schedule of Investments for industry classifications of the two Escrow securities noted as Level 3.

Level 3 Reconciliation
The following is a reconciliation of the Quaker Impact Growth Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

QUAKER IMPACT GROWTH FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Balance as of
	June 30, 2020	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	September 30, 2020
Escrow Shares	$28,449	$-	$-	$-	$(17,507)	$-	$-	$10,942
Escrow Notes	$0	$-	$-	$-	$-	$-	$-	$0
Total	$28,449	$-	$-	$-	$(17,507)	$-	$-	$10,942
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2020								$(17,507)

The following presents information about significant unobservable inputs related to Level 3 investments at September 30, 2020:

QUAKER IMPACT GROWTH FUND

	Fair Value at	Valuation	Unobservable	Input
	September 30, 2020	Technique	Input	Values
Escrow Shares
Airlines	$10,942	Market approach	Estimated obligations to other parties	60mm*

Escrow Notes
Retail	$0	Profitability expected return method	Uncertainty of any additional future payout	$0.00	**

* An increase in the unobservable input would decrease the valuation and a decrease in the unobservable input would increase the valuation.
** An increase in the unobservable input would increase the valuation and a decrease in the unobservable input would decrease the valuation.